Share Based Compensation - Stock Option Activity (Details) Option in Thousands	12 Months Ended
	Dec. 31, 2025 Option $ / shares	Dec. 31, 2024 Option $ / shares
Number
Outstanding, beginning of year | Option	8,135	17,036
Granted | Option	1,231	1,195
Exercised as options for common shares | Option	(4,510)	(9,796)
Forfeited/expired | Option	(102)	(300)
Outstanding, end of year | Option	4,754	8,135
Exercisable, end of year | Option	2,577	5,966
Weighted Average Exercise Price
Outstanding, beginning of year | $ / shares	$ 40.11	$ 39.32
Granted | $ / shares	56.58	45.91
Exercised as options for common shares | $ / shares	40.08	39.33
Forfeited/expired | $ / shares	48.22	43.78
Outstanding, end of year | $ / shares	44.23	40.11
Exercisable, end of year | $ / shares	$ 38.2	$ 38.66